Intangible Assets	12 Months Ended
Dec. 31, 2021
Intangible assets other than goodwill [abstract]
Intangible Assets	Intangible Assets

	Client Relationships	Contract Backlog	Software	Other	Total
	$	$	$	$	$
Cost
December 31, 2019	325.3	13.7	65.0	2.3	406.3
Additions	—	—	3.4	—	3.4
Additions arising on acquisitions	9.8	2.7	—	0.2	12.7
Removal of fully amortized assets	(9.7)	(14.3)	(27.4)	(0.5)	(51.9)
Impact of foreign exchange	(0.4)	0.5	(1.7)	—	(1.6)
December 31, 2020	325.0	2.6	39.3	2.0	368.9
Additions	—	—	48.5	0.7	49.2
Additions arising on acquisitions	152.6	51.5	—	1.6	205.7
Removal of fully amortized assets	(8.7)	(4.1)	(13.0)	(0.2)	(26.0)
Impact of foreign exchange	(5.7)	0.2	(0.1)	—	(5.6)
December 31, 2021	463.2	50.2	74.7	4.1	592.2
Accumulated amortization
December 31, 2019	142.9	8.8	34.5	0.5	186.7
Amortization	31.6	5.0	16.6	—	53.2
Removal of fully amortized assets	(9.7)	(14.3)	(27.4)	(0.5)	(51.9)
Impact of foreign exchange	(1.6)	0.5	—	—	(1.1)
December 31, 2020	163.2	—	23.7	—	186.9
Amortization	32.5	6.8	20.4	0.3	60.0
Removal of fully amortized assets	(8.7)	(4.1)	(13.0)	(0.2)	(26.0)
Impact of foreign exchange	(2.0)	0.1	(0.1)	—	(2.0)
December 31, 2021	185.0	2.8	31.0	0.1	218.9
Net book value
December 31, 2020	161.8	2.6	15.6	2.0	182.0
December 31, 2021	278.2	47.4	43.7	4.0	373.3

During 2021, the Company concluded that there were no indicators of impairment related to intangible assets.
The net book value of software acquired through software financing obligations is $33.5 (2020 - $5.5). In 2021, software additions through software financing obligations were $44.4 (2020 - $0.4) and have been excluded from the consolidated statement of cash flows (note 33).